UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21563
Investment Company Act File Number
Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1.	Schedule of Investments

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 43.1%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 0.6%
		DAE Aviation Holdings, Inc.
	110	Term Loan, 5.26%, Maturing July 31, 2014	$110,210
	115	Term Loan, 5.26%, Maturing July 31, 2014	114,702
		Delos Aircraft, Inc.
	300	Term Loan, 7.00%, Maturing March 17, 2016	302,143
		Doncasters (Dundee HoldCo 4 Ltd.)
	113	Term Loan, 4.19%, Maturing May 15, 2015	106,577
	113	Term Loan, 4.69%, Maturing May 13, 2016	106,577
GBP	250	Term Loan - Second Lien, 6.64%, Maturing January 13, 2016	381,637
		International Lease Finance Co.
	500	Term Loan, 6.75%, Maturing March 17, 2015	503,170
		TransDigm, Inc.
	448	Term Loan, 4.00%, Maturing February 14, 2017	448,869

			$2,073,885

Automotive — 2.2%
		Allison Transmission, Inc.
	738	Term Loan, 2.94%, Maturing August 7, 2014	$724,231
		Chrysler Group, LLC
	650	Term Loan, 6.00%, Maturing May 24, 2017	633,954
		Delphi Corp.
	385	Term Loan, 3.50%, Maturing March 31, 2017	386,826
		Federal-Mogul Corp.
	942	Term Loan, 2.13%, Maturing December 29, 2014	899,265
	556	Term Loan, 2.13%, Maturing December 28, 2015	530,980
		Ford Motor Co.
	342	Term Loan, 2.94%, Maturing December 16, 2013	341,920
		Goodyear Tire & Rubber Co.
	3,175	Term Loan - Second Lien, 1.94%, Maturing April 30, 2014	3,067,275
		KAR Auction Services, Inc.
	575	Term Loan, 5.00%, Maturing May 19, 2017	578,183
		Metaldyne, LLC
	299	Term Loan, 5.25%, Maturing May 18, 2017	299,063

			$7,461,697

Brokers, Dealers and Investment Houses — 0.1%
		Mondrian Investment Partners, Ltd.
	275	Term Loan, 5.50%, Maturing July 12, 2018	$275,000

			$275,000

Building and Development — 0.2%
		Brickman Group Holdings, Inc.
	249	Term Loan, 7.25%, Maturing October 14, 2016	$252,248
		Panolam Industries Holdings, Inc.
	112	Term Loan, 8.25%, Maturing December 31, 2013	109,057
		RE/MAX International, Inc.
	414	Term Loan, 5.50%, Maturing April 15, 2016	415,670

			$776,975

Business Equipment and Services — 3.7%
		Acxiom Corp.
	291	Term Loan, 3.23%, Maturing March 15, 2015	$290,048

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Advantage Sales & Marketing, Inc.
	373	Term Loan, 5.25%, Maturing December 18, 2017	$375,875
		Affinion Group, Inc.
	1,038	Term Loan, 5.00%, Maturing October 10, 2016	1,036,559
		Dealer Computer Services, Inc.
	475	Term Loan, 3.75%, Maturing April 20, 2018	476,484
		Education Management, LLC
	840	Term Loan, 2.00%, Maturing June 3, 2013	828,609
		Language Line, LLC
	440	Term Loan, 6.25%, Maturing June 20, 2016	443,020
		Mitchell International, Inc.
	187	Term Loan, 2.25%, Maturing March 28, 2014	180,808
		NE Customer Service
	392	Term Loan, 6.00%, Maturing March 23, 2016	391,607
		Protection One Alarm Monitor, Inc.
	360	Term Loan, 6.00%, Maturing June 4, 2016	361,127
		Quintiles Transnational Corp.
	850	Term Loan, 5.00%, Maturing June 8, 2018	847,875
		Sabre, Inc.
	1,337	Term Loan, 2.21%, Maturing September 30, 2014	1,205,614
		Serena Software, Inc.
	1,185	Term Loan, 4.25%, Maturing March 10, 2016	1,156,856
		Sitel (Client Logic)
	165	Term Loan, 7.00%, Maturing January 30, 2017	166,158
		SunGard Data Systems, Inc.
	79	Term Loan, 1.94%, Maturing February 28, 2014	77,396
	2,238	Term Loan, 3.85%, Maturing February 26, 2016	2,231,888
		TASC, Inc.
	299	Term Loan, 4.50%, Maturing December 18, 2015	299,812
		Town Sports International, Inc.
	200	Term Loan, 7.00%, Maturing May 4, 2018	200,498
		Travelport, LLC
EUR	370	Term Loan, 6.04%, Maturing August 21, 2015	511,261
		Vantiv, LLC
	249	Term Loan, 4.50%, Maturing November 3, 2016	249,001
		West Corp.
	139	Term Loan, 2.63%, Maturing October 24, 2013	138,834
	339	Term Loan, 4.50%, Maturing July 15, 2016	340,667
	965	Term Loan, 4.50%, Maturing July 15, 2016	968,298

			$12,778,295

Cable and Satellite Television — 3.0%
		Atlantic Broadband Finance, LLC
	245	Term Loan, 4.00%, Maturing March 8, 2016	$246,036
		Bresnan Communications, LLC
	224	Term Loan, 4.50%, Maturing December 14, 2017	224,180
		CSC Holdings, Inc.
	1,451	Term Loan, 1.94%, Maturing March 29, 2016	1,436,812
		DG FastChannel, Inc.
	300	Term Loan, Maturing July 26, 2018(2)	297,938
		Insight Midwest Holdings, LLC
	946	Term Loan, 1.96%, Maturing April 7, 2014	939,246
		Kabel Deutschland GmbH
EUR	761	Term Loan, 3.69%, Maturing March 31, 2014	1,093,464
		MCC Iowa, LLC
	1,934	Term Loan, 1.91%, Maturing January 30, 2015	1,856,810
		NDS Finance, Ltd.
	274	Term Loan, 4.00%, Maturing March 12, 2018	271,998
		ProSiebenSat.1 Media AG
EUR	56	Term Loan, 4.20%, Maturing March 6, 2015	73,187

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	232	Term Loan, 3.31%, Maturing June 26, 2015	$318,696
EUR	9	Term Loan, 3.31%, Maturing July 3, 2015	12,934
EUR	56	Term Loan, 4.45%, Maturing March 4, 2016	73,187
		UPC Broadband Holding B.V.
EUR	1,394	Term Loan, 5.07%, Maturing December 31, 2016	1,954,429
EUR	604	Term Loan, 5.32%, Maturing December 31, 2017	851,060
		YPSO Holding SA
EUR	93	Term Loan, 5.19%, Maturing June 16, 2014(3)	121,918
EUR	151	Term Loan, 5.19%, Maturing June 16, 2014(3)	198,918
EUR	226	Term Loan, 5.19%, Maturing June 16, 2014(3)	297,222

			$10,268,035

Chemicals and Plastics — 2.4%
		Ashland, Inc.
	400	Term Loan, Maturing July 30, 2018(2)	$401,156
		Celanese Holdings, LLC
	1,027	Term Loan, 3.25%, Maturing October 31, 2016	1,031,962
		Huntsman International, LLC
	567	Term Loan, 1.72%, Maturing April 21, 2014	552,263
	1,547	Term Loan, 2.72%, Maturing April 19, 2017	1,505,451
		INEOS Group
	751	Term Loan, 7.50%, Maturing December 16, 2013	778,245
	751	Term Loan, 8.00%, Maturing December 16, 2014	778,723
		MacDermid, Inc.
EUR	320	Term Loan, 3.64%, Maturing April 11, 2014	453,739
		Momentive Performance Materials
	495	Term Loan, 3.69%, Maturing May 5, 2015	486,468
		Nalco Co.
	298	Term Loan, 4.50%, Maturing October 5, 2017	298,378
		Norit NV
	250	Term Loan, 7.50%, Maturing July 7, 2017	251,250
		Rockwood Specialties Group, Inc.
	475	Term Loan, 3.75%, Maturing February 9, 2018	477,932
		Solutia, Inc.
	509	Term Loan, 3.50%, Maturing August 1, 2017	510,941
		Styron S.A.R.L.
	398	Term Loan, 6.00%, Maturing August 2, 2017	398,705
		Univar, Inc.
	299	Term Loan, 5.00%, Maturing June 30, 2017	298,367

			$8,223,580

Conglomerates — 1.4%
		Goodman Global Holdings, Inc.
	372	Term Loan, 5.75%, Maturing October 28, 2016	$374,487
		Jarden Corp.
	528	Term Loan, 3.25%, Maturing March 30, 2018	530,201
		RBS Global, Inc.
	2,000	Term Loan, 2.77%, Maturing July 19, 2013	1,987,500
		RGIS Holdings, LLC
	37	Term Loan, 2.75%, Maturing April 30, 2014	35,644
	731	Term Loan, 2.75%, Maturing April 30, 2014	712,879
		Service Master Co.
	45	Term Loan, 2.69%, Maturing July 24, 2014	43,628
	452	Term Loan, 2.71%, Maturing July 24, 2014	438,099
		US Investigations Services, Inc.
	404	Term Loan, 3.00%, Maturing February 21, 2015	396,849
		Walter Industries, Inc.
	449	Term Loan, 4.00%, Maturing April 2, 2018	449,792

			$4,969,079

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Containers and Glass Products — 0.9%
		Berry Plastics Corp.
	523	Term Loan, 2.26%, Maturing April 3, 2015	$494,209
		Consolidated Container Co.
	292	Term Loan, 2.44%, Maturing March 28, 2014	283,100
		Graham Packaging Holdings Co.
	767	Term Loan, 6.75%, Maturing April 4, 2014	769,068
		Reynolds Group Holdings, Inc.
	988	Term Loan, 4.25%, Maturing February 9, 2018	981,765
	550	Term Loan, Maturing August 9, 2018(2)	544,844

			$3,072,986

Cosmetics/Toiletries — 0.7%
		Alliance Boots Holdings, Ltd.
EUR	1,000	Term Loan, 4.30%, Maturing July 9, 2015	$1,393,792
		Bausch & Lomb, Inc.
	113	Term Loan, 3.44%, Maturing April 24, 2015	112,726
	466	Term Loan, 3.48%, Maturing April 24, 2015	463,099
		Prestige Brands, Inc.
	358	Term Loan, 4.76%, Maturing March 24, 2016	360,608

			$2,330,225

Drugs — 0.3%
		Endo Pharmaceuticals Holdings, Inc.
	275	Term Loan, 4.00%, Maturing June 18, 2018	$276,056
		Warner Chilcott Corp.
	154	Term Loan, 4.25%, Maturing March 15, 2018	154,213
	308	Term Loan, 4.25%, Maturing March 15, 2018	308,425
		WC Luxco S.A.R.L.
	212	Term Loan, 4.25%, Maturing March 15, 2018	212,042

			$950,736

Ecological Services and Equipment — 0.2%
		Big Dumpster Merger Sub, Inc.
	92	Term Loan, 2.44%, Maturing February 5, 2013	$79,190
		Sensus Metering Systems, Inc.
	125	Term Loan, 4.75%, Maturing May 9, 2017	125,311
		Wastequip, Inc.
	377	Term Loan, 2.44%, Maturing February 5, 2013	325,782

			$530,283

Electronics/Electrical — 1.8%
		Aspect Software, Inc.
	370	Term Loan, 6.25%, Maturing May 6, 2016	$371,238
		Eagle Parent, Inc.
	525	Term Loan, 5.00%, Maturing May 16, 2018	513,188
		Edwards (Cayman Island II), Ltd.
	224	Term Loan, 5.50%, Maturing May 31, 2016	223,502
		Freescale Semiconductor, Inc.
	936	Term Loan, 4.44%, Maturing December 1, 2016	932,644
		Infor Enterprise Solutions Holdings
	250	Term Loan, 5.69%, Maturing March 3, 2014	216,250
	376	Term Loan, 5.94%, Maturing July 28, 2015	364,291
	720	Term Loan, 5.94%, Maturing July 28, 2015	702,719
	92	Term Loan - Second Lien, 6.44%, Maturing March 3, 2014	80,361
	158	Term Loan - Second Lien, 6.44%, Maturing March 3, 2014	138,591
		Network Solutions, LLC
	417	Term Loan, 2.44%, Maturing March 7, 2014	404,892
		NXP B.V.
	549	Term Loan, 4.50%, Maturing March 7, 2017	549,311

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Open Solutions, Inc.
	311	Term Loan, 2.38%, Maturing January 23, 2014	$271,094
		Sensata Technologies Finance Company, LLC
	700	Term Loan, 4.00%, Maturing May 11, 2018	700,312
		Spectrum Brands, Inc.
	589	Term Loan, 5.00%, Maturing June 17, 2016	593,973
		SS&C Technologies, Inc.
	286	Term Loan, 2.24%, Maturing November 23, 2012	282,759

			$6,345,125

Equipment Leasing — 0.2%
		Hertz Corp.
	698	Term Loan, 3.75%, Maturing March 9, 2018	$697,539

			$697,539

Financial Intermediaries — 0.8%
		Citco III, Ltd.
	325	Term Loan, 6.25%, Maturing June 29, 2018	$323,984
		HarbourVest Partners, LLC
	249	Term Loan, 6.25%, Maturing December 14, 2016	250,710
		Interactive Data Corp.
	449	Term Loan, 4.75%, Maturing February 12, 2018	449,331
		Jupiter Asset Management Group
GBP	114	Term Loan, 4.46%, Maturing March 17, 2015	185,062
		LPL Holdings, Inc.
	113	Term Loan, 1.95%, Maturing June 28, 2013	112,828
	356	Term Loan, 4.25%, Maturing June 25, 2015	357,819
		MSCI, Inc.
	688	Term Loan, 3.75%, Maturing March 14, 2017	692,409
		Nuveen Investments, Inc.
	231	Term Loan, 3.25%, Maturing November 13, 2014	226,671
	269	Term Loan, 5.75%, Maturing May 12, 2017	269,504

			$2,868,318

Food Products — 0.6%
		Acosta, Inc.
	249	Term Loan, 4.75%, Maturing March 1, 2018	$248,596
		Dole Food Company, Inc.
	193	Term Loan, 5.05%, Maturing July 6, 2018	193,142
	358	Term Loan, 5.06%, Maturing July 6, 2018	358,692
		Pierre Foods, Inc.
	273	Term Loan, 7.00%, Maturing September 30, 2016	275,837
		Pinnacle Foods Finance, LLC
	1,031	Term Loan, 2.69%, Maturing April 2, 2014	1,022,500

			$2,098,767

Food Service — 2.3%
		Aramark Corp.
	43	Term Loan, 2.06%, Maturing January 27, 2014	$42,066
	529	Term Loan, 2.12%, Maturing January 27, 2014	522,177
GBP	525	Term Loan, 2.83%, Maturing January 27, 2014	838,462
	77	Term Loan, 3.44%, Maturing July 26, 2016	76,502
	1,168	Term Loan, 3.50%, Maturing July 26, 2016	1,163,258
		Buffets, Inc.
	297	Term Loan, 12.00%, Maturing April 21, 2015(3)	256,726
	35	Term Loan, 7.50%, Maturing April 22, 2015(3)	27,357
		Burger King Corp.
	597	Term Loan, 4.50%, Maturing October 19, 2016	596,463
		Del Monte Corp.
	750	Term Loan, 4.50%, Maturing March 8, 2018	747,723

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		DineEquity, Inc.
	321	Term Loan, 4.25%, Maturing October 19, 2017	$321,898
		Dunkin’ Brands, Inc.
	547	Term Loan, 4.25%, Maturing November 23, 2017	547,852
		JRD Holdings, Inc.
	552	Term Loan, 2.47%, Maturing July 2, 2014	547,106
		OSI Restaurant Partners, LLC
	63	Term Loan, 2.50%, Maturing June 14, 2013	60,663
	635	Term Loan, 2.50%, Maturing June 14, 2014	612,494
		Selecta
EUR	741	Term Loan, 4.15%, Maturing June 28, 2015	946,870
		U.S. Foodservice, Inc.
	499	Term Loan, 2.69%, Maturing July 3, 2014	473,392

			$7,781,009

Food/Drug Retailers — 1.2%
		General Nutrition Centers, Inc.
	581	Term Loan, 4.25%, Maturing March 2, 2018	$581,686
		NBTY, Inc.
	448	Term Loan, 4.25%, Maturing October 2, 2017	448,372
		Rite Aid Corp.
	952	Term Loan, 1.94%, Maturing June 4, 2014	908,683
	413	Term Loan, 4.50%, Maturing March 2, 2018	406,352
		Roundy’s Supermarkets, Inc.
	1,141	Term Loan, 7.00%, Maturing November 3, 2013	1,145,787
		Supervalu, Inc.
	648	Term Loan, 4.50%, Maturing April 28, 2018	639,906

			$4,130,786

Forest Products — 0.5%
		Georgia-Pacific Corp.
	1,182	Term Loan, 2.25%, Maturing December 20, 2012	$1,182,745
	418	Term Loan, 3.50%, Maturing December 23, 2014	418,817

			$1,601,562

Health Care — 4.7%
		Alere, Inc.
	475	Term Loan, 4.50%, Maturing June 30, 2017	$474,525
		Ascend Learning
	224	Term Loan, 7.01%, Maturing December 6, 2016	223,782
		Aveta Holdings, LLC
	125	Term Loan, 8.50%, Maturing April 14, 2015	125,521
	125	Term Loan, 8.50%, Maturing April 14, 2015	125,521
		Biomet, Inc.
	746	Term Loan, 3.23%, Maturing March 25, 2015	739,504
EUR	337	Term Loan, 4.43%, Maturing March 25, 2015	483,753
		Capsugel Healthcare, Ltd.
	250	Term Loan, Maturing August 1, 2018(2)	251,000
		Cardinal Health 409, Inc.
	408	Term Loan, 2.44%, Maturing April 10, 2014	391,680
		Carestream Health, Inc.
	249	Term Loan, 5.00%, Maturing February 25, 2017	232,958
		Carl Zeiss Vision Holding GmbH
	40	Term Loan, 4.00%, Maturing September 30, 2019	34,300
		Community Health Systems, Inc.
	70	Term Loan, 2.50%, Maturing July 25, 2014	68,063
	1,367	Term Loan, 2.50%, Maturing July 25, 2014	1,323,326
	687	Term Loan, 3.75%, Maturing January 25, 2017	671,314
		Dako EQT Project Delphi
	250	Term Loan - Second Lien, 4.00%, Maturing December 12, 2016	227,313

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		DaVita, Inc.
	647	Term Loan, 4.50%, Maturing October 20, 2016	$649,291
		DJO Finance, LLC
	159	Term Loan, 3.19%, Maturing May 20, 2014	156,951
		Fenwal, Inc.
	71	Term Loan, 2.50%, Maturing February 28, 2014	67,685
	414	Term Loan, 2.50%, Maturing February 28, 2014	394,769
		Grifols SA
	450	Term Loan, 6.00%, Maturing June 1, 2017	452,484
		HCA, Inc.
	1,091	Term Loan, 3.50%, Maturing March 31, 2017	1,071,885
	455	Term Loan, 3.50%, Maturing May 1, 2018	447,097
		Health Management Associates, Inc.
	1,008	Term Loan, 2.00%, Maturing February 28, 2014	985,979
		Iasis Healthcare, LLC
	324	Term Loan, 5.00%, Maturing May 3, 2018	323,174
		inVentiv Health, Inc.
	495	Term Loan, 4.75%, Maturing August 4, 2016	493,417
		Kindred Healthcare, Inc.
	350	Term Loan, 5.25%, Maturing June 1, 2018	350,087
		Nyco Holdings
EUR	290	Term Loan, 5.19%, Maturing December 29, 2014	414,799
EUR	290	Term Loan, 5.94%, Maturing December 29, 2015	414,697
		P&F Capital S.A.R.L.
EUR	59	Term Loan, 3.72%, Maturing December 20, 2013	84,698
EUR	91	Term Loan, 3.72%, Maturing December 20, 2013	130,619
EUR	114	Term Loan, 3.72%, Maturing December 20, 2013	163,116
EUR	190	Term Loan, 3.72%, Maturing December 20, 2013	272,533
EUR	32	Term Loan, 4.47%, Maturing December 22, 2014	45,768
EUR	66	Term Loan, 4.47%, Maturing December 22, 2014	94,857
EUR	86	Term Loan, 4.47%, Maturing December 22, 2014	122,984
EUR	269	Term Loan, 4.47%, Maturing December 22, 2014	386,461
		RadNet Management, Inc.
	247	Term Loan, 5.75%, Maturing April 1, 2016	247,122
		ReAble Therapeutics Finance, LLC
	424	Term Loan, 2.19%, Maturing November 18, 2013	422,630
		Select Medical Holdings Corp.
	600	Term Loan, 5.50%, Maturing May 25, 2018	590,618
		TriZetto Group, Inc. (The)
	300	Term Loan, 4.75%, Maturing May 2, 2018	298,594
		Vanguard Health Holding Co., LLC
	743	Term Loan, 5.00%, Maturing January 29, 2016	744,106
		VWR Funding, Inc.
	931	Term Loan, 2.69%, Maturing June 30, 2014	907,143

			$16,106,124

Home Furnishings — 0.3%
		National Bedding Co., LLC
	974	Term Loan, 3.75%, Maturing November 28, 2013	$968,792
		Oreck Corp.
	85	Term Loan - Second Lien, 3.75%, Maturing March 19, 2016(4)	76,273

			$1,045,065

Industrial Equipment — 0.9%
		Brand Energy and Infrastructure Services, Inc.
	183	Term Loan, 3.56%, Maturing February 7, 2014	$169,216
		EPD Holdings, (Goodyear Engineering Products)
	84	Term Loan, 2.69%, Maturing July 31, 2014	80,532
	590	Term Loan, 2.69%, Maturing July 31, 2014	562,266
	200	Term Loan - Second Lien, 5.94%, Maturing July 31, 2015	180,750

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Generac Acquisition Corp.
252	Term Loan, 2.74%, Maturing November 11, 2013	$251,357
	JMC Steel Group, Inc.
150	Term Loan, 4.75%, Maturing April 3, 2017	150,465
	Pinafore, LLC
442	Term Loan, 4.25%, Maturing September 29, 2016	442,690
	Polypore, Inc.
797	Term Loan, 2.19%, Maturing July 3, 2014	789,757
	Sequa Corp.
397	Term Loan, 3.50%, Maturing December 3, 2014	390,702

		$3,017,735

Insurance — 0.9%
	Alliant Holdings I, Inc.
477	Term Loan, 3.25%, Maturing August 21, 2014	$471,944
	Applied Systems, Inc.
299	Term Loan, 5.50%, Maturing December 8, 2016	300,179
	CCC Information Services Group, Inc.
249	Term Loan, 5.50%, Maturing November 11, 2015	250,070
	CNO Financial Group, Inc.
247	Term Loan, 6.25%, Maturing September 30, 2016	248,466
	Crawford & Company
324	Term Loan, 5.00%, Maturing October 30, 2013	326,342
	Crump Group, Inc.
151	Term Loan, 3.20%, Maturing August 1, 2014	147,679
	HUB International Holdings, Inc.
128	Term Loan, 2.75%, Maturing June 13, 2014	124,359
569	Term Loan, 2.75%, Maturing June 13, 2014	553,227
	U.S.I. Holdings Corp.
703	Term Loan, 2.69%, Maturing May 5, 2014	685,727

		$3,107,993

Leisure Goods/Activities/Movies — 2.2%
	AMC Entertainment, Inc.
1,934	Term Loan, 3.50%, Maturing December 16, 2016	$1,922,386
	AMC Networks, Inc.
275	Term Loan, 4.00%, Maturing December 31, 2018	274,312
	Bombardier Recreational Products
522	Term Loan, 2.75%, Maturing June 28, 2013	510,009
	Cinemark, Inc.
975	Term Loan, 3.47%, Maturing April 29, 2016	980,665
	Miramax Film NY, LLC
178	Term Loan, 7.75%, Maturing May 20, 2016	181,138
	National CineMedia, LLC
550	Term Loan, 1.75%, Maturing February 13, 2015	540,100
	Regal Cinemas Corp.
1,219	Term Loan, 3.50%, Maturing August 23, 2017	1,219,542
	Revolution Studios Distribution Co., LLC
272	Term Loan, 3.94%, Maturing December 21, 2014	202,904
225	Term Loan - Second Lien, 7.19%, Maturing June 21, 2015(4)	69,300
	SeaWorld Parks & Entertainment, Inc.
251	Term Loan, 2.94%, Maturing February 17, 2016	251,048
229	Term Loan, 4.00%, Maturing August 17, 2017	229,416
	Six Flags Theme Parks, Inc.
605	Term Loan, 5.25%, Maturing June 30, 2016	608,739
	SRAM, LLC
225	Term Loan, 4.77%, Maturing June 7, 2018	225,141
	Zuffa, LLC
480	Term Loan, 2.25%, Maturing June 19, 2015	470,800

		$7,685,500

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Lodging and Casinos — 0.9%
	Harrah’s Operating Co.
403	Term Loan, 3.23%, Maturing January 28, 2015	$363,983
1,560	Term Loan, 3.25%, Maturing January 28, 2015	1,408,939
	Herbst Gaming, Inc.
409	Term Loan, 10.00%, Maturing December 31, 2015	421,360
	Las Vegas Sands, LLC
107	Term Loan, 2.72%, Maturing November 23, 2016	103,335
530	Term Loan, 2.72%, Maturing November 23, 2016	512,434
	VML US Finance, LLC
109	Term Loan, 4.69%, Maturing May 25, 2012	108,581
217	Term Loan, 4.69%, Maturing May 27, 2013	217,161

		$3,135,793

Nonferrous Metals/Minerals — 0.4%
	Fairmount Minerals, Ltd.
535	Term Loan, 5.25%, Maturing March 15, 2017	$536,532
	Noranda Aluminum Acquisition
341	Term Loan, 1.94%, Maturing May 16, 2014	338,301
	Novelis, Inc.
423	Term Loan, 3.75%, Maturing March 10, 2017	424,020

		$1,298,853

Oil and Gas — 1.1%
	CITGO Petroleum Corp.
569	Term Loan, 9.00%, Maturing June 23, 2017	$593,680
	Dynegy Holdings, Inc.
73	Term Loan, 3.94%, Maturing April 2, 2013	72,479
925	Term Loan, 3.94%, Maturing April 2, 2013	914,389
	Frac Tech International, LLC
440	Term Loan, 6.25%, Maturing May 6, 2016	440,011
	Gibson Energy
400	Term Loan, 5.75%, Maturing June 14, 2018	399,625
	MEG Energy Corp.
250	Term Loan, 4.00%, Maturing March 16, 2018	250,364
	Obsidian Natural Gas Trust
807	Term Loan, 7.00%, Maturing November 2, 2015	818,859
	Sheridan Production Partners I, LLC
25	Term Loan, 6.50%, Maturing April 20, 2017	24,704
40	Term Loan, 6.50%, Maturing April 20, 2017	40,445
304	Term Loan, 6.50%, Maturing April 20, 2017	305,223

		$3,859,779

Publishing — 1.6%
	Cengage Learning, Inc.
484	Term Loan, 2.50%, Maturing July 3, 2014	$423,935
	GateHouse Media Operating, Inc.
307	Term Loan, 2.19%, Maturing August 28, 2014	109,088
731	Term Loan, 2.19%, Maturing August 28, 2014	259,369
	Getty Images, Inc.
1,226	Term Loan, 5.25%, Maturing November 7, 2016	1,233,140
	Laureate Education, Inc.
444	Term Loan, 5.25%, Maturing August 15, 2018	424,569
	MediaNews Group, Inc.
32	Term Loan, 8.50%, Maturing March 19, 2014	31,727
	Nielsen Finance, LLC
1,616	Term Loan, 2.19%, Maturing August 9, 2013	1,595,838
	SGS International, Inc.
366	Term Loan, 3.77%, Maturing September 30, 2013	365,835

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Xsys, Inc.
EUR	793	Term Loan, 5.78%, Maturing December 30, 2016	$1,113,415

			$5,556,916

Radio and Television — 1.4%
		Block Communications, Inc.
	260	Term Loan, 2.19%, Maturing December 22, 2011	$258,576
		CMP Susquehanna Corp.
	579	Term Loan, 2.19%, Maturing May 3, 2013	575,971
		Cumulus Media, Inc.
	825	Term Loan, Maturing August 30, 2018(2)	822,247
		Live Nation Worldwide, Inc.
	518	Term Loan, 4.50%, Maturing November 7, 2016	519,406
		Mission Broadcasting, Inc.
	125	Term Loan, 5.00%, Maturing September 30, 2016	125,796
		New Young Broadcasting Holding Co., Inc.
	108	Term Loan, 8.00%, Maturing June 30, 2015	108,800
		Nexstar Broadcasting, Inc.
	196	Term Loan, 5.00%, Maturing September 30, 2016	196,760
		Tyrol Acquisition 2 SAS
EUR	250	Term Loan, 5.44%, Maturing January 30, 2015	311,627
EUR	250	Term Loan, 5.44%, Maturing January 29, 2016	311,627
		Univision Communications, Inc.
	667	Term Loan, 2.19%, Maturing September 29, 2014	638,542
	667	Term Loan, 4.44%, Maturing March 31, 2017	634,836
		Weather Channel
	269	Term Loan, 4.25%, Maturing February 13, 2017	270,167

			$4,774,355

Retailers (Except Food and Drug) — 1.6%
		Amscan Holdings, Inc.
	323	Term Loan, 6.75%, Maturing December 4, 2017	$324,242
		Dollar General Corp.
	500	Term Loan, 2.94%, Maturing July 7, 2014	500,375
		FTD, Inc.
	200	Term Loan, 4.75%, Maturing June 6, 2018	200,245
		Harbor Freight Tools USA, Inc.
	373	Term Loan, 6.50%, Maturing December 22, 2017	380,588
		J. Crew Operating Corp.
	349	Term Loan, 4.75%, Maturing March 7, 2018	336,057
		Jo-Ann Stores, Inc.
	349	Term Loan, 4.75%, Maturing March 16, 2018	345,579
		Michaels Stores, Inc.
	463	Term Loan, 2.50%, Maturing October 31, 2013	455,650
		Neiman Marcus Group, Inc.
	600	Term Loan, 4.75%, Maturing May 16, 2018	593,099
		Orbitz Worldwide, Inc.
	764	Term Loan, 3.22%, Maturing July 25, 2014	702,207
		PETCO Animal Supplies, Inc.
	248	Term Loan, 4.50%, Maturing November 24, 2017	246,823
		Pilot Travel Centers, LLC
	350	Term Loan, 4.25%, Maturing March 30, 2018	351,530
		Savers, Inc.
	224	Term Loan, 4.25%, Maturing March 3, 2017	225,045
		Visant Holding Corp.
	274	Term Loan, 5.25%, Maturing December 22, 2016	272,085
		Yankee Candle Company, Inc. (The)
	531	Term Loan, 2.19%, Maturing February 6, 2014	529,240

			$5,462,765

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Steel — 0.1%
		Niagara Corp.
	201	Term Loan, 10.50%, Maturing June 29, 2014(3)(4)	$188,142

			$188,142

Surface Transport — 0.1%
		Swift Transportation Co., Inc.
	448	Term Loan, 6.00%, Maturing December 21, 2016	$450,836

			$450,836

Telecommunications — 2.9%
		Alaska Communications Systems Holdings, Inc.
	373	Term Loan, 5.50%, Maturing October 21, 2016	$374,618
		Asurion Corp.
	1,150	Term Loan, 5.50%, Maturing May 24, 2018	1,142,808
	225	Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	227,000
		BCM Luxembourg, Ltd.
EUR	368	Term Loan, 3.32%, Maturing September 30, 2014	393,549
EUR	369	Term Loan, 3.57%, Maturing September 30, 2015	393,605
EUR	500	Term Loan - Second Lien, 5.69%, Maturing March 31, 2016	114,952
		CommScope, Inc.
	399	Term Loan, 5.00%, Maturing January 14, 2018	401,117
		Intelsat Jackson Holdings SA
	2,145	Term Loan, 5.25%, Maturing April 2, 2018	2,153,840
		IPC Systems, Inc.
GBP	241	Term Loan, 3.08%, Maturing May 31, 2014	390,603
		Macquarie UK Broadcast Ventures, Ltd.
GBP	219	Term Loan, 2.88%, Maturing December 1, 2014	324,670
		MetroPCS Wireless
	1,196	Term Loan, 3.94%, Maturing March 16, 2018	1,193,757
		SBA Communications Corp.
	175	Term Loan, 3.75%, Maturing June 29, 2018	175,219
		Syniverse Technologies, Inc.
	299	Term Loan, 5.25%, Maturing December 21, 2017	299,619
		Telesat Canada, Inc.
	39	Term Loan, 3.19%, Maturing October 31, 2014	38,563
	453	Term Loan, 3.19%, Maturing October 31, 2014	448,940
		Wind Telecomunicazioni SpA
EUR	750	Term Loan, 5.70%, Maturing December 15, 2017	1,054,774
		Windstream Corp.
	843	Term Loan, 2.99%, Maturing December 17, 2015	845,548

			$9,973,182

Utilities — 0.9%
		AES Corp.
	499	Term Loan, 4.25%, Maturing June 1, 2018	$499,997
		Calpine Corp.
	200	Term Loan, 4.50%, Maturing April 2, 2018	198,525
	549	Term Loan, 4.50%, Maturing April 2, 2018	544,545
		NRG Energy, Inc.
	875	Term Loan, 4.00%, Maturing July 2, 2018	876,797
		TXU Texas Competitive Electric Holdings Co., LLC
	1,351	Term Loan, 4.73%, Maturing October 10, 2017	1,010,751

			$3,130,615

Total Senior Floating-Rate Interests (identified cost $147,947,451)			$148,027,535

Collateralized Mortgage Obligations — 5.5%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$3,699	Series 2113, Class QG, 6.00%, 1/15/29	$4,006,009
2,193	Series 2167, Class BZ, 7.00%, 6/15/29	2,318,153
2,863	Series 2182, Class ZB, 8.00%, 9/15/29	3,192,787

		$9,516,949

	Federal National Mortgage Association:
$124	Series 1989-89, Class H, 9.00%, 11/25/19	$145,503
400	Series 1991-122, Class N, 7.50%, 9/25/21	458,411
3,213	Series 1993-84, Class M, 7.50%, 6/25/23	3,734,334
1,143	Series 1994-42, Class K, 6.50%, 4/25/24	1,297,582
1,012	Series 1997-28, Class ZA, 7.50%, 4/20/27	1,200,408
919	Series 1997-38, Class N, 8.00%, 5/20/27	1,096,004
1,328	Series G-33, Class PT, 7.00%, 10/25/21	1,483,689

		$9,415,931

Total Collateralized Mortgage Obligations (identified cost $17,728,764)		$18,932,880

Commercial Mortgage-Backed Securities — 2.6%

Principal
Amount
(000’s omitted)	Security	Value
$835	CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	$841,737
595	CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(5)	637,746
160	GCCFC, Series 2003-C1, Class D, 4.29%, 7/5/35(6)	165,826
1,250	GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(5)	1,342,188
1,250	GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(5)	1,349,430
500	JPMCC, Series 2010-C2, Class C, 5.531%, 11/15/43(5)(6)	498,322
1,000	MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41(5)	1,043,934
500	MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	530,678
675	RBSCF, Series 2010-MB1, Class C, 4.67%, 4/15/24(5)(6)	717,902
1,225	WBCMT, Series 2004-C12, Class A4, 5.316%, 7/15/41(5)	1,320,660
500	WFCM, Series 2010-C1, Class C, 5.59%, 11/15/43(5)(6)	505,757

Total Commercial Mortgage-Backed Securities (identified cost $8,109,163)		$8,954,180

Mortgage Pass-Throughs — 38.2%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$5,462	2.931%, with maturity at 2035(7)	$5,713,682
8,523	5.00%, with various maturities to 2023(8)	9,184,726
5,464	6.00%, with various maturities to 2029	6,004,309
1,620	6.15%, with maturity at 2027	1,825,170
11,556	6.50%, with various maturities to 2032	13,163,618
9,809	7.00%, with various maturities to 2035	11,369,384
4,257	7.50%, with various maturities to 2035	5,041,383
4,701	8.00%, with various maturities to 2032	5,431,299
4,517	8.50%, with various maturities to 2031	5,535,498
433	9.00%, with maturity at 2031	546,902
314	9.50%, with various maturities to 2022	366,361
506	11.50%, with maturity at 2019	530,121

		$64,712,453

Principal
Amount
(000’s omitted)	Security	Value
	Federal National Mortgage Association:
$2,918	5.50%, with various maturities to 2029	$3,226,460
4,742	6.00%, with maturity at 2023	5,287,502
2,509	6.324%, with maturity at 2032(7)	2,719,663
5,970	6.50%, with various maturities to 2028	6,613,533
12,899	7.00%, with various maturities to 2033	15,002,800
9,864	7.50%, with various maturities to 2031	11,727,059
2,646	8.00%, with various maturities to 2029	3,136,918
582	8.50%, with various maturities to 2027	672,901
1,349	9.00%, with various maturities to 2029	1,649,815
11	9.50%, with maturity at 2014	12,384
1,063	10.00%, with various maturities to 2031	1,258,354

		$51,307,389

	Government National Mortgage Association:
$4,446	7.50%, with maturity at 2025	$5,250,946
4,866	8.00%, with various maturities to 2027	5,939,120
2,422	9.00%, with various maturities to 2026	3,036,094
377	9.50%, with maturity at 2025	451,471
420	11.00%, with maturity at 2018	459,380

		$15,137,011

Total Mortgage Pass-Throughs (identified cost $122,192,084)		$131,156,853

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.00%, 7/17/19(9)	$369,030

Total Asset-Backed Securities (identified cost $500,000)		$369,030

Corporate Bonds & Notes — 0.5%

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.1%
		Grohe Holding GmbH, Variable Rate
EUR	394	4.48%, 1/15/14(10)	$561,892

			$561,892

Utilities — 0.4%
		Calpine Corp., Sr. Notes
	$575	7.50%, 2/15/21(6)	$598,000
	675	7.875%, 1/15/23(6)	709,594

			$1,307,594

Total Corporate Bonds & Notes (identified cost $1,759,541)			$1,869,486

Foreign Corporate Bonds & Notes — 0.8%

Principal
Amount
(000’s omitted)	Security	Value
Chile — 0.8%
	JPMorgan Chilean Inflation Linked Note
$2,447	3.80%, 11/17/15(11)	$2,818,429

Total Chile		$2,818,429

Total Foreign Corporate Bonds & Notes (identified cost $2,000,000)		$2,818,429

Foreign Government Bonds — 14.9%

Principal
Amount*
(000’s omitted)		Security	Value
Bermuda — 0.2%
	619	Government of Bermuda, 5.603%, 7/20/20(6)	$690,642

Total Bermuda			$690,642

Brazil — 0.6%
BRL	3,426	Nota Do Tesouro Nacional, 6.00%, 5/15/15(11)	$2,166,022

Total Brazil			$2,166,022

Chile — 0.8%
CLP	1,280,000	Government of Chile, 6.00%, 3/1/18	$2,778,118

Total Chile			$2,778,118

Congo — 0.5%
	2,270	Republic of Congo, 3.00%, 6/30/29	$1,588,685

Total Congo			$1,588,685

Dominican Republic — 1.1%
DOP	31,000	Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(12)	$822,413
DOP	24,000	Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(12)	643,178
DOP	94,600	Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(12)	2,458,591

Total Dominican Republic			$3,924,182

Israel — 0.8%
ILS	2,517	Israel Government Bond, 3.00%, 10/31/19(11)	$783,821
ILS	6,191	Israel Government Bond, 5.00%, 4/30/15(11)	2,054,466

Total Israel			$2,838,287

Philippines — 0.7%
PHP	98,000	Philippine Government International Bond, 6.25%, 1/14/36	$2,243,493

Total Philippines			$2,243,493

Poland — 0.8%
PLN	7,881	Poland Government Bond, 3.00%, 8/24/16(11)	$2,901,245

Total Poland			$2,901,245

Principal
Amount*
(000’s omitted)		Security	Value
Serbia — 2.0%
RSD	115,840	Serbia Treasury Bill, 0.00%, 8/9/12	$1,435,568
RSD	194,870	Serbia Treasury Bill, 0.00%, 9/6/12	2,394,063
RSD	223,410	Serbia Treasury Bill, 0.00%, 11/22/12	2,680,701
RSD	30,290	Serbia Treasury Bill, 0.00%, 4/25/13	347,267

			$6,857,599

South Africa — 3.5%
ZAR	14,097	Republic of South Africa, 2.50%, 1/31/17(11)	$2,226,038
ZAR	15,372	Republic of South Africa, 2.60%, 3/31/28(11)	2,290,036
ZAR	3,061	Republic of South Africa, 2.75%, 1/31/22(11)	465,850
ZAR	2,749	Republic of South Africa, 5.50%, 12/7/23(11)	533,633
	5,854	Republic of South Africa, 6.50%, 6/2/14	6,622,630

Total South Africa			$12,138,187

Taiwan — 0.8%
TWD	50,000	Taiwan Government Bond, 0.25%, 10/21/11	$1,733,070
TWD	28,300	Taiwan Government Bond, 0.25%, 2/10/12	979,899

Total Taiwan			$2,712,969

Turkey — 1.0%
TRY	5,553	Turkey Government Bond, 3.00%, 1/6/21(11)	$3,246,208

Total Turkey			$3,246,208

Uruguay — 1.0%
UYU	54,091	Republic of Uruguay, 5.00%, 9/14/18(11)	$3,298,095

Total Uruguay			$3,298,095

Venezuela — 0.7%
	$3,383	Bolivarian Republic of Venezuela, 7.00%, 3/31/38(10)	$1,995,970
	650	Bolivarian Republic of Venezuela, 9.25%, 5/7/28(10)	462,150

Total Venezuela			$2,458,120

Vietnam — 0.4%
VND	1,080,400	Vietnam Government Bond, 7.86%, 10/23/12	$50,132
VND	2,593,000	Vietnam Government Bond, 8.30%, 11/14/12	120,672
VND	3,241,100	Vietnam Government Bond, 8.65%, 12/19/12	151,025
VND	1,000,000	Vietnam Government Bond, 8.65%, 12/26/12	46,571
VND	1,268,800	Vietnam Government Bond, 8.70%, 12/5/12	59,224
VND	1,080,400	Vietnam Government Bond, 9.80%, 7/6/13	50,484
VND	2,818,000	Vietnam Government Bond, 11.25%, 5/13/13	134,972
VND	1,000,000	Vietnam Government Bond, 11.40%, 4/26/13	48,011
VND	15,828,200	Vietnam Government Bond, 12.42%, 6/20/13	772,325

Total Vietnam			$1,433,416

Total Foreign Government Bonds (identified cost $47,901,777)			$51,275,268

Common Stocks — 1.3%

Shares	Security	Value
6,477	Buffets, Inc.(4)(13)	$26,718
8,898	Dayco Products, LLC(4)(13)(14)	498,288
234	Euramax International, Inc.(13)(14)	74,784
30,203	Hayes Lemmerz International, Inc.(4)(13)(14)	1,812,180
23,498	Herbst Gaming, Inc.(4)(13)(14)	119,605
1,357	Ion Media Networks, Inc.(4)(13)(14)	949,900
3,419	KNIA Holdings, Inc.(4)(13)(14)	46,059
3,023	MediaNews Group, Inc.(4)(13)(14)	57,286
19,828	Metro-Goldwyn-Mayer Holdings, Inc.(13)(14)	440,802
178	New Young Broadcasting Holding Co., Inc.(13)(14)	487,275
1,510	Oreck Corp.(4)(13)(14)	103,541
1,346	SuperMedia, Inc.(13)	4,913
154	United Subcontractors, Inc.(4)(13)(14)	11,809

Total Common Stocks (identified cost $1,820,645)		$4,633,160

Warrants — 0.0%

Shares	Security	Value
United States — 0.0%
1,636	Oriental Trading Co., Inc., Expires 2/11/16(4)(13)(14)	$0
1,795	Oriental Trading Co., Inc., Expires 2/11/16(4)(13)(14)	0

Total Warrants (identified cost $0)		$0

Precious Metals — 2.2%

	Troy
Description	Ounces	Value
Gold(13)	1,983	$3,223,058
Platinum(13)	2,364	4,205,349

Total Precious Metals (identified cost $6,775,524)		$7,428,407

Currency Options Purchased — 0.0%(15)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	11,837	EUR	1.17	5/3/12	$112,920

Total Currency Options Purchased (identified cost $540,846)						$112,920

Put Options Purchased — 0.0%(15)

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
Light Sweet Crude Oil Future 12/11	5	$80	11/15/11	$8,350

Total Put Options Purchased (identified cost $34,750)				$8,350

Short-Term Investments — 26.8%

Foreign Government Securities — 19.7%

Principal
Amount*
(000’s omitted)		Security	Value
Brazil — 0.4%
BRL	2,494	Letras Do Tesouro Nacional, 0.00%, 4/1/12	$1,484,307

Total Brazil			$1,484,307

Croatia — 1.2%
EUR	600	Croatia Treasury Bill, 0.00%, 8/4/11	$861,899
EUR	1,355	Croatia Treasury Bill, 0.00%, 8/25/11	1,943,675
EUR	898	Croatia Treasury Bill, 0.00%, 9/8/11	1,287,234

Total Croatia			$4,092,808

Georgia — 0.2%
	775	Bank of Georgia Promissory Note, 9.00%, 12/7/11	$785,286

Total Georgia			$785,286

Ghana — 0.3%
GHS	1,541	Ghana Government Bond, 14.47%, 12/15/11	$1,031,244

Total Ghana			$1,031,244

Iceland — 1.1%
ISK	502,289	Iceland Treasury Bill, 0.00%, 10/17/11	$3,684,799

Total Iceland			$3,684,799

Indonesia — 0.5%
IDR	663,000	Indonesia Treasury Bill, 0.00%, 8/4/11	$77,962
IDR	663,000	Indonesia Treasury Bill, 0.00%, 8/11/11	77,880
IDR	331,000	Indonesia Treasury Bill, 0.00%, 9/29/11	38,626
IDR	12,448,000	Indonesia Treasury Bill, 0.00%, 10/6/11	1,450,254
IDR	398,000	Indonesia Treasury Bill, 0.00%, 10/20/11	46,329
IDR	663,000	Indonesia Treasury Bill, 0.00%, 2/9/12	76,124

Total Indonesia			$1,767,175

Israel — 4.7%
ILS	15,577	Israel Treasury Bill, 0.00%, 8/3/11	$4,550,925
ILS	21,288	Israel Treasury Bill, 0.00%, 9/7/11	6,204,230
ILS	13,228	Israel Treasury Bill, 0.00%, 10/5/11	3,842,904
ILS	5,500	Israel Treasury Bill, 0.00%, 11/2/11	1,594,024

Total Israel			$16,192,083

Kazakhstan — 1.0%
KZT	98,831	Kazakhstan National Bank, 0.00%, 8/5/11	$674,699
KZT	151,600	Kazakhstan National Bank, 0.00%, 8/19/11	1,034,724
KZT	23,164	Kazakhstan National Bank, 0.00%, 9/2/11	158,058
KZT	99,591	Kazakhstan National Bank, 0.00%, 9/9/11	679,445
KZT	146,476	Kazakhstan National Bank, 0.00%, 11/25/11	996,521
KZT	3,767	Kazakhstan National Bank, 0.00%, 3/4/12	25,493

Total Kazakhstan			$3,568,940

Lebanon — 0.2%
LBP	560,050	Lebanon Treasury Bill, 0.00%, 9/22/11	$368,011
LBP	301,420	Lebanon Treasury Note, 6.74%, 10/20/11	200,428

Principal
Amount*
(000’s omitted)		Security	Value
LBP	150,710	Lebanon Treasury Note, 6.86%, 10/6/11	$100,133
LBP	150,710	Lebanon Treasury Note, 9.06%, 11/10/11	100,979

Total Lebanon			$769,551

Malaysia — 3.5%
MYR	2,357	Malaysia Treasury Bill, 0.00%, 8/9/11	$793,625
MYR	542	Malaysia Treasury Bill, 0.00%, 8/16/11	182,397
MYR	7,431	Malaysia Treasury Bill, 0.00%, 8/23/11	2,498,676
MYR	5,390	Malaysia Treasury Bill, 0.00%, 8/24/11	1,812,734
MYR	1,620	Malaysia Treasury Bill, 0.00%, 9/13/11	543,945
MYR	165	Malaysia Treasury Bill, 0.00%, 9/22/11	55,359
MYR	5,249	Malaysia Treasury Bill, 0.00%, 9/27/11	1,760,131
MYR	2,874	Malaysia Treasury Bill, 0.00%, 10/11/11	962,578
MYR	3,510	Malaysia Treasury Bill, 0.00%, 10/18/11	1,174,926
MYR	4,058	Malaysia Treasury Bill, 0.00%, 11/17/11	1,355,020
MYR	2,333	Malaysia Treasury Bill, 0.00%, 11/24/11	778,539

Total Malaysia			$11,917,930

Philippines — 0.3%
PHP	45,110	Philippine Treasury Bill, 0.00%, 9/7/11	$1,067,529

Total Philippines			$1,067,529

Romania — 1.8%
RON	980	Romania Treasury Bill, 0.00%, 12/28/11	$326,025
RON	6,240	Romania Treasury Bill, 0.00%, 3/21/12	2,049,495
RON	5,590	Romania Treasury Bill, 0.00%, 4/11/12	1,822,057
RON	5,670	Romania Treasury Bill, 0.00%, 5/2/12	1,850,148
RON	480	Romania Treasury Bill, 0.00%, 6/20/12	154,995
RON	440	Romania Treasury Bill, 0.00%, 7/11/12	141,354

Total Romania			$6,344,074

Serbia — 0.9%
RSD	22,940	Serbia Treasury Bill, 0.00%, 12/13/11	$307,788
RSD	110,190	Serbia Treasury Bill, 0.00%, 3/22/12	1,431,852
RSD	17,930	Serbia Treasury Bill, 0.00%, 4/5/12	231,896
RSD	29,000	Serbia Treasury Bill, 0.00%, 6/7/12	366,564
RSD	58,780	Serbia Treasury Bill, 0.00%, 7/6/12	736,229

Total Serbia			$3,074,329

Sri Lanka — 2.3%
LKR	135,510	Sri Lanka Treasury Bill, 0.00%, 8/5/11	$1,236,614
LKR	35,800	Sri Lanka Treasury Bill, 0.00%, 10/7/11	322,805
LKR	91,000	Sri Lanka Treasury Bill, 0.00%, 1/20/12	804,637
LKR	30,490	Sri Lanka Treasury Bill, 0.00%, 3/9/12	267,063
LKR	36,270	Sri Lanka Treasury Bill, 0.00%, 3/16/12	317,259
LKR	67,120	Sri Lanka Treasury Bill, 0.00%, 3/23/12	586,311
LKR	61,000	Sri Lanka Treasury Bill, 0.00%, 4/27/12	530,413
LKR	200,370	Sri Lanka Treasury Bill, 0.00%, 5/11/12	1,737,516
LKR	230,890	Sri Lanka Treasury Bill, 0.00%, 7/13/12	1,971,372

Total Sri Lanka			$7,773,990

Uruguay — 0.5%
UYU	5,110	Uruguay Treasury Bill, 0.00%, 8/11/11	$277,065
UYU	10,152	Uruguay Treasury Bill, 0.00%, 8/17/11	549,670
UYU	7,833	Uruguay Treasury Bill, 0.00%, 8/30/11	422,821

Principal
Amount*
(000’s omitted)		Security	Value
UYU	2,775	Uruguay Treasury Bill, 0.00%, 9/16/11	$149,208
UYU	2,700	Uruguay Treasury Bill, 0.00%, 11/17/11	142,899

Total Uruguay			$1,541,663

Vietnam — 0.2%
VND	1,586,000	Vietnam Government Bond, 7.15%, 6/13/12	$74,092
VND	1,586,000	Vietnam Government Bond, 10.90%, 5/24/12	76,245
VND	1,586,000	Vietnam Government Bond, 11.00%, 5/17/12	76,529
VND	7,573,300	Vietnam Government Bond, 11.30%, 4/26/12	365,101

Total Vietnam			$591,967

Zambia — 0.6%
ZMK	2,565,000	Zambia Treasury Bill, 0.00%, 8/29/11	$530,946
ZMK	975,000	Zambia Treasury Bill, 0.00%, 9/12/11	201,239
ZMK	470,000	Zambia Treasury Bill, 0.00%, 10/10/11	96,450
ZMK	3,915,000	Zambia Treasury Bill, 0.00%, 12/12/11	788,395
ZMK	505,000	Zambia Treasury Bill, 0.00%, 3/12/12	97,916
ZMK	2,390,000	Zambia Treasury Bill, 0.00%, 3/19/12	461,987

Total Zambia			$2,176,933

Total Foreign Government Securities (identified cost $66,771,477)			$67,864,608

U.S. Treasury Obligations — 0.9%

Principal
Amount
(000’s omitted)	Security	Value
$2,480	U.S. Treasury Bill, 0.00%, 9/15/11(8)	$2,479,784
86	U.S. Treasury Bill, 0.00%, 10/6/11(8)	86,290
320	U.S. Treasury Bill, 0.00%, 10/27/11(8)	319,731
100	U.S. Treasury Bill, 0.00%, 11/17/11(8)	99,970

Total U.S. Treasury Obligations (identified cost $2,985,859)		$2,985,775

Repurchase Agreements — 3.2%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 5/26/11 with a maturity date of 8/22/11, an interest rate of 0.90% and repurchase proceeds of EUR 1,508,787, collateralized by EUR 1,460,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $2,234,348.	EUR	1,506	$2,163,431
Dated 6/28/11 with a maturity date of 9/1/11, an interest rate of 1.03% and repurchase proceeds of EUR 1,925,347, collateralized by EUR 1,910,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $2,730,124.	EUR	1,922	2,761,631
Dated 7/28/11 with a maturity date of 8/22/11, an interest rate of 0.95% and repurchase proceeds of EUR 1,272,705, collateralized by EUR 1,200,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $1,836,450.	EUR	1,272	1,827,736
Dated 7/29/11 with a maturity date of 11/3/11, an interest rate of 0.96% and repurchase proceeds of EUR 1,383,422, collateralized by EUR 1,280,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $1,984,242.	EUR	1,380	1,982,921

	Principal
	Amount
Description	(000’s omitted)		Value
Citibank:
Dated 5/20/11 with a maturity date of 8/25/11, an interest rate of 1.06% and repurchase proceeds of EUR 1,484,824, collateralized by EUR 1,450,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $2,219,044.	EUR	1,481	$2,127,778

Total Repurchase Agreements (identified cost $10,788,372)			$10,863,497

Other Securities — 3.0%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(16)	$7,964	$7,964,387
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/11	2,442	2,441,681

Total Other Securities (identified cost $10,406,068)		$10,406,068

Total Short-Term Investments (identified cost $90,951,776)		$92,119,948

Total Investments — 136.0% (identified cost $448,262,321)		$467,706,446

Other Assets, Less Liabilites — (36.0)%		$(123,837,794)

Net Assets — 100.0%		$343,868,652

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GCCFC	-	Greenwich Capital Commercial Funding Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GSMS	-	Goldman Sachs Mortgage Securities Corporation II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

BRL	-	Brazilian Real

CLP	-	Chilean Peso

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(2)	This Senior Loan will settle after July 31, 2011, at which time the interest rate will be determined.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $3,886,043 or 1.1% of the Fund’s net assets.

(7)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2011.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(12)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(13)	Non-income producing.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Amount is less than 0.05%.

(16)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $10,327.

Securities Sold Short

Foreign Government Bonds

Principal
Amount
(000’s omitted)		Security	Value
Belgium
EUR	(1,550)	Belgium Kingdom Government Bond, 3.75%, 9/28/20	$(2,145,298)

Total Belgium			$(2,145,298)

France
EUR	(1,280)	Government of France, 3.75%, 4/25/17	$(1,965,724)
EUR	(4,110)	Government of France, 4.00%, 10/25/38	(6,108,628)

Total France			$(8,074,352)

Total Foreign Government Bonds (proceeds $9,900,957)			$(10,219,650)

Total Securities Sold Short (identified cost $9,900,957)			$(10,219,650)

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EVG Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2011 were $10,849,230 or 3.2% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Commodity Contracts(1)

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/29/11	Gold 839 Troy Ounces	United States Dollar 1,275,851	Citigroup Global Markets	$(80,594)
10/27/11	Gold 701 Troy Ounces	United States Dollar 999,192	Citigroup Global Markets	(136,112)
4/26/12	Gold 1,387 Troy Ounces	United States Dollar 1,991,233	Citigroup Global Markets	(268,652)

				$(485,358)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/2/11	New Zealand Dollar 969,000	United States Dollar 833,340	Bank of America	$(18,314)
8/3/11	Israeli Shekel 15,576,800	United States Dollar 4,464,418	Deutsche Bank	(87,594)
8/3/11	South African Rand 2,439,301	United States Dollar 356,308	Standard Bank	(8,640)
8/4/11	Czech Koruna 7,100,000	Euro 294,471	Deutsche Bank	1,109
8/4/11	Euro 600,000	United States Dollar 791,274	Deutsche Bank	(70,828)
8/5/11	Japanese Yen 170,225,000	United States Dollar 2,105,703	Goldman Sachs, Inc.	(105,531)
8/5/11	Polish Zloty 2,840,000	Euro 713,120	Nomura International PLC	4,237
8/5/11	Sri Lankan Rupee 135,510,000	United States Dollar 1,165,677	HSBC Bank USA	(72,138)
8/15/11	South African Rand 38,672,546	United States Dollar 5,655,866	Bank of America	(119,858)
8/19/11	New Taiwan Dollar 16,450,000	United States Dollar 573,271	Bank of America	2,728
8/19/11	New Taiwan Dollar 18,190,000	United States Dollar 634,240	Citigroup Global Markets	3,348
8/19/11	New Taiwan Dollar 15,390,000	United States Dollar 536,517	Credit Suisse	2,739
8/19/11	New Taiwan Dollar 18,860,000	United States Dollar 657,716	HSBC Bank USA	3,586
8/22/11	Euro 3,911,425	United States Dollar 5,486,967	Deutsche Bank	(130,934)
8/22/11	Euro 8,886,058	United States Dollar 12,481,330	HSBC Bank USA	(281,535)
8/22/11	Euro 9,534,333	United States Dollar 13,375,687	JPMorgan Chase Bank	(318,283)
8/25/11	Euro 1,355,000	United States Dollar 1,707,436	Deutsche Bank	(238,598)
8/25/11	Euro 2,000,000	United States Dollar 2,873,200	Standard Bank	826
8/25/11	New Taiwan Dollar 14,800,000	United States Dollar 515,554	Credit Suisse	2,218
8/25/11	New Taiwan Dollar 14,460,000	United States Dollar 503,745	Goldman Sachs, Inc.	2,202

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/26/11	New Taiwan Dollar 13,700,000	United States Dollar 476,439	Bank of America	$1,254
8/29/11	Malaysian Ringgit 2,124,000	United States Dollar 722,326	Bank of America	5,641
8/29/11	Malaysian Ringgit 2,124,000	United States Dollar 722,449	Credit Suisse	5,764
8/29/11	Malaysian Ringgit 2,132,000	United States Dollar 725,170	Goldman Sachs, Inc.	5,786
8/31/11	British Pound Sterling 465,144	United States Dollar 760,718	JPMorgan Chase Bank	(2,567)
8/31/11	Euro 11,009,916	United States Dollar 15,501,300	Citigroup Global Markets	(308,951)
8/31/11	Euro 4,783,000	United States Dollar 6,857,818	Goldman Sachs, Inc.	(10,576)
8/31/11	New Taiwan Dollar 14,920,000	United States Dollar 519,770	Credit Suisse	2,252
9/1/11	Euro 306,450	United States Dollar 441,759	JPMorgan Chase Bank	1,706
9/7/11	Israeli Shekel 5,711,600	United States Dollar 1,633,987	Barclays Bank PLC	(31,469)
9/7/11	Israeli Shekel 15,576,800	United States Dollar 4,455,861	Deutsche Bank	(86,206)
9/8/11	Euro 898,000	United States Dollar 1,140,316	Citigroup Global Markets	(148,957)
9/15/11	South African Rand 24,093,821	United States Dollar 3,500,788	Bank of America	(81,300)
9/20/11	New Taiwan Dollar 16,300,000	United States Dollar 565,383	Bank of America	(101)
9/20/11	New Taiwan Dollar 18,600,000	United States Dollar 645,049	Barclays Bank PLC	(227)
9/20/11	New Taiwan Dollar 16,600,000	United States Dollar 575,689	Deutsche Bank	(203)
9/20/11	New Taiwan Dollar 18,500,000	United States Dollar 641,470	HSBC Bank USA	(337)
9/22/11	South African Rand 11,284,418	United States Dollar 1,639,081	Bank of America	(36,871)
9/26/11	New Taiwan Dollar 15,206,000	United States Dollar 528,776	Bank of America	1,216
9/26/11	New Taiwan Dollar 15,204,000	United States Dollar 528,522	Credit Suisse	1,033
9/30/11	British Pound Sterling 407,726	United States Dollar 652,459	Goldman Sachs, Inc.	(16,385)
9/30/11	New Taiwan Dollar 7,500,000	United States Dollar 261,716	Bank of America	1,501
9/30/11	New Taiwan Dollar 7,500,000	United States Dollar 261,716	Goldman Sachs, Inc.	1,501
10/3/11	Malaysian Ringgit 1,420,000	United States Dollar 479,325	Bank of America	759
10/3/11	Malaysian Ringgit 1,580,000	United States Dollar 533,297	HSBC Bank USA	809
10/5/11	Israeli Shekel 2,843,000	United States Dollar 784,601	Barclays Bank PLC	(42,781)
10/5/11	Israeli Shekel 10,384,500	United States Dollar 2,967,424	Citigroup Global Markets	(54,717)
10/7/11	Sri Lankan Rupee 35,800,000	United States Dollar 316,394	HSBC Bank USA	(9,072)
10/26/11	New Taiwan Dollar 8,232,000	United States Dollar 286,819	BNP Paribas SA	1,081

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
10/26/11	New Taiwan Dollar 7,375,000	United States Dollar 256,960	Goldman Sachs, Inc.	$969
10/31/11	British Pound Sterling 411,040	United States Dollar 671,234	JPMorgan Chase Bank	(2,828)
11/2/11	Malaysian Ringgit 1,580,000	United States Dollar 532,650	Barclays Bank PLC	699
11/2/11	Malaysian Ringgit 1,420,000	United States Dollar 478,921	Credit Suisse	838
1/20/12	Sri Lankan Rupee 91,000,000	United States Dollar 808,530	Standard Chartered Bank	(13,823)
3/9/12	Sri Lankan Rupee 30,490,000	United States Dollar 271,263	Standard Chartered Bank	(3,595)
3/16/12	Sri Lankan Rupee 36,270,000	United States Dollar 320,690	Standard Chartered Bank	(6,170)
3/23/12	Sri Lankan Rupee 67,120,000	United States Dollar 595,299	HSBC Bank USA	(9,385)
4/3/12	Brazilian Real 1,607,000	United States Dollar 954,843	Deutsche Bank	(22,100)
4/3/12	Brazilian Real 1,607,000	United States Dollar 955,410	Nomura International PLC	(21,532)
4/3/12	Brazilian Real 886,600	United States Dollar 534,257	Standard Bank	(4,733)
4/3/12	Brazilian Real 1,990,000	United States Dollar 1,185,936	Standard Chartered Bank	(23,844)
4/27/12	Sri Lankan Rupee 61,000,000	United States Dollar 538,869	Standard Chartered Bank	(9,815)
5/11/12	Sri Lankan Rupee 200,370,000	United States Dollar 1,777,906	Standard Chartered Bank	(22,557)
7/13/12	Sri Lankan Rupee 230,890,000	United States Dollar 2,048,713	Standard Chartered Bank	(14,567)

				$(2,382,120)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/2/11	New Zealand Dollar 510,000	United States Dollar 445,679	Credit Suisse	$2,560
8/2/11	New Zealand Dollar 459,000	United States Dollar 401,802	Goldman Sachs, Inc.	1,613
8/4/11	Serbian Dinar 26,706,000	Euro 261,567	JPMorgan Chase Bank	(1,629)
8/5/11	Polish Zloty 7,062,851	Euro 1,767,414	Bank of America	(1,832)
8/8/11	Indonesian Rupiah 7,008,000,000	United States Dollar 815,832	Bank of America	8,630
8/8/11	Indonesian Rupiah 7,358,000,000	United States Dollar 856,677	Citigroup Global Markets	8,962
8/8/11	Indonesian Rupiah 7,008,000,000	United States Dollar 815,832	Goldman Sachs, Inc.	8,630
8/8/11	Singapore Dollar 2,630,000	United States Dollar 2,142,435	Bank of America	41,797
8/8/11	Swedish Krona 15,555,000	Euro 1,711,654	Credit Suisse	12,486
8/9/11	South Korean Won 408,000,000	United States Dollar 376,106	Bank of America	10,822

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/9/11	South Korean Won 447,000,000	United States Dollar 411,982	Barclays Bank PLC	$11,933
8/9/11	South Korean Won 415,000,000	United States Dollar 382,524	Credit Suisse	11,043
8/10/11	South Korean Won 1,080,000,000	United States Dollar 994,796	Deutsche Bank	29,405
8/10/11	South Korean Won 1,042,000,000	United States Dollar 959,794	HSBC Bank USA	28,371
8/12/11	Yuan Renminbi 3,880,000	United States Dollar 581,448	Bank of America	21,449
8/15/11	Hong Kong Dollar 60,538,000	United States Dollar 7,781,634	Standard Chartered Bank	(13,522)
8/15/11	Malaysian Ringgit 2,144,000	United States Dollar 714,262	BNP Paribas SA	8,621
8/15/11	Malaysian Ringgit 1,270,000	United States Dollar 423,587	BNP Paribas SA	4,613
8/15/11	Malaysian Ringgit 10,300,000	United States Dollar 3,421,927	Nomura International PLC	50,877
8/15/11	New Turkish Lira 7,416,347	United States Dollar 4,463,377	Credit Suisse	(84,680)
8/15/11	Serbian Dinar 57,704,000	Euro 552,033	Bank of America	13,180
8/15/11	Serbian Dinar 66,130,000	Euro 642,039	Citigroup Global Markets	1,606
8/16/11	Mexican Peso 10,485,718	United States Dollar 891,339	Standard Bank	878
8/16/11	South Korean Won 57,500,000	United States Dollar 52,981	Bank of America	1,541
8/16/11	South Korean Won 63,500,000	United States Dollar 58,509	Barclays Bank PLC	1,702
8/18/11	Czech Koruna 57,380,000	Euro 2,349,665	Credit Suisse	35,053
8/18/11	Euro 10,216,446	United States Dollar 14,460,920	Credit Suisse	214,021
8/22/11	Indonesian Rupiah 13,829,000,000	United States Dollar 1,601,320	Citigroup Global Markets	26,687
8/22/11	Indonesian Rupiah 12,638,000,000	United States Dollar 1,463,240	Credit Suisse	24,558
8/22/11	Israeli Shekel 9,860,702	United States Dollar 2,854,203	BNP Paribas SA	24,041
8/23/11	Indonesian Rupiah 2,286,000,000	United States Dollar 264,125	Deutsche Bank	5,005
8/25/11	Czech Koruna 56,849,529	Euro 2,329,756	Credit Suisse	32,460
8/25/11	Indian Rupee 75,350,000	United States Dollar 1,689,545	Credit Suisse	12,163
8/25/11	Indian Rupee 69,730,000	United States Dollar 1,563,705	HSBC Bank USA	11,081
8/25/11	Singapore Dollar 1,327,000	United States Dollar 1,093,919	Bank of America	8,204
8/29/11	Mexican Peso 37,498,872	United States Dollar 3,206,046	Bank of America	(19,121)
8/30/11	Norwegian Krone 7,050,000	Euro 907,494	Goldman Sachs, Inc.	3,984
8/30/11	Norwegian Krone 7,950,000	Euro 1,023,604	Nomura International PLC	4,119
8/30/11	Philippine Peso 35,500,000	United States Dollar 837,343	HSBC Bank USA	3,195

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/31/11	Polish Zloty 2,940,000	Euro 732,188	Standard Bank	$1,995
8/31/11	South Korean Won 2,190,336,000	United States Dollar 2,081,376	Bank of America	(5,139)
8/31/11	South Korean Won 2,189,864,000	United States Dollar 2,080,927	Credit Suisse	(5,138)
9/1/11	Swedish Krona 19,924,400	Euro 2,192,989	Goldman Sachs, Inc.	12,869
9/2/11	Philippine Peso 22,000,000	United States Dollar 520,341	Bank of America	431
9/2/11	Philippine Peso 22,000,000	United States Dollar 520,218	Credit Suisse	554
9/12/11	Indonesian Rupiah 2,170,000,000	United States Dollar 253,357	Bank of America	2,161
9/12/11	Indonesian Rupiah 2,340,000,000	United States Dollar 273,205	Barclays Bank PLC	2,330
9/13/11	Indian Rupee 32,442,000	United States Dollar 726,414	Bank of America	5,014
9/13/11	Indian Rupee 37,222,000	United States Dollar 833,537	BNP Paribas SA	5,659
9/13/11	Indian Rupee 32,442,000	United States Dollar 726,414	Credit Suisse	5,014
9/20/11	Ghanaian Cedi 544,860	United States Dollar 353,713	Deutsche Bank	1,420
9/20/11	Swedish Krona 30,990,000	Euro 3,341,267	Credit Suisse	117,265
9/22/11	Indonesian Rupiah 2,434,000,000	United States Dollar 284,346	Standard Chartered Bank	2,170
9/27/11	Norwegian Krone 15,407,300	Euro 1,978,783	Credit Suisse	11,954
9/29/11	Indian Rupee 10,241,000	United States Dollar 232,177	Bank of America	(1,622)
9/29/11	Indian Rupee 8,702,000	United States Dollar 197,286	Barclays Bank PLC	(1,378)
9/29/11	Indian Rupee 9,669,000	United States Dollar 219,259	BNP Paribas SA	(1,581)
9/29/11	Indian Rupee 10,241,000	United States Dollar 232,177	Credit Suisse	(1,622)
9/29/11	Indian Rupee 8,307,000	United States Dollar 188,331	Goldman Sachs, Inc.	(1,316)
10/4/11	South Korean Won 595,000,000	United States Dollar 562,382	Bank of America	285
10/4/11	South Korean Won 645,000,000	United States Dollar 609,641	Citigroup Global Markets	309
10/19/11	New Turkish Lira 1,206,000	United States Dollar 710,247	Nomura International PLC	(6,669)
10/27/11	Ghanaian Cedi 1,067,600	United States Dollar 688,552	Barclays Bank PLC	1,168
11/28/11	Yuan Renminbi 3,863,930	United States Dollar 595,000	Barclays Bank PLC	7,128
11/28/11	Yuan Renminbi 3,865,418	United States Dollar 595,000	JPMorgan Chase Bank	7,360
11/28/11	Yuan Renminbi 7,729,050	United States Dollar 1,190,000	Standard Chartered Bank	14,442
1/30/12	Yuan Renminbi 3,560,000	United States Dollar 551,271	Bank of America	4,414
1/30/12	Yuan Renminbi 12,255,100	United States Dollar 1,899,927	Barclays Bank PLC	12,988

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
5/29/12	Yuan Renminbi 15,676,465	United States Dollar 2,452,206	JPMorgan Chase Bank	$1,365
6/4/12	Yuan Renminbi 4,540,000	United States Dollar 709,264	Barclays Bank PLC	(2,582)
6/15/12	Yuan Renminbi 30,114,000	United States Dollar 4,680,448	Barclays Bank PLC	7,397

				$763,151

At July 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $288,716 and a payable of $196,245.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	14 Euro-Bobl	Long	$2,402,519	$2,404,134	$1,615
9/11	16 Euro-Bobl	Short	(2,671,483)	(2,747,581)	(76,098)
9/11	34 Euro-Bund	Long	6,235,798	6,368,682	132,884
9/11	14 Euro-Buxl	Long	2,148,435	2,233,344	84,909
9/11	7 Japan 10-Year Bond	Short	(12,780,217)	(12,896,149)	(115,932)
9/11	47 U.S. 5-Year Treasury Note	Short	(5,572,070)	(5,707,929)	(135,859)
10/11	22 Platinum	Long	1,855,105	1,963,830	108,725
12/11	19 Gold	Short	(3,073,250)	(3,099,280)	(26,030)

					$(25,786)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Fund				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	2,650	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(19,593)
Bank of America	ILS	2,600	Receive	3-month ILS TELBOR	4.54	1/6/15	(27,262)
Bank of America	ZAR	5,852	Receive	3-month ZAR JIBAR	6.86	11/17/15	6,699
Bank of America	ZAR	6,082	Receive	3-month ZAR JIBAR	7.18	12/15/15	(2,602)
Bank of America	ZAR	2,773	Receive	3-month ZAR JIBAR	7.26	11/16/20	16,533
Bank of America	ZAR	5,850	Receive	3-month ZAR JIBAR	7.42	11/17/20	25,313
Bank of America	ZAR	4,072	Receive	3-month ZAR JIBAR	7.31	11/19/20	22,297
Barclays Bank PLC	ILS	1,311	Receive	3-month ILS TELBOR	5.15	3/5/20	(9,915)
Barclays Bank PLC	ILS	1,334	Receive	3-month ILS TELBOR	5.16	3/8/20	(10,372)
Citigroup Global Markets	ZAR	2,659	Receive	3-month ZAR JIBAR	7.29	11/19/20	15,106
Credit Suisse	AUD	64,260	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(1,293)

	Notional		Fund				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Credit Suisse	AUD	64,582	Receive	RBA Cash Rate Overnight	4.82%	8/3/11	$(1,618)
Credit Suisse	AUD	77,420	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(5,273)
Deutsche Bank	AUD	64,149	Receive	RBA Cash Rate Overnight	4.83	8/3/11	(2,169)
Deutsche Bank	AUD	81,520	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(5,732)
Deutsche Bank	ZAR	2,073	Receive	3-month ZAR JIBAR	6.71	11/19/15	4,240
Deutsche Bank	ZAR	3,825	Receive	3-month ZAR JIBAR	7.26	11/16/20	22,804
Deutsche Bank	ZAR	2,467	Receive	3-month ZAR JIBAR	7.27	11/19/20	14,522

							$41,685

AUD	-	Australian Dollar

ILS	-	Israeli Shekel

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current		Upfront	Net Unrealized
Reference		Amount*	Annual		Termination	Market Annual	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Argentina	Bank of America	$2,608	5.00	%(1)	6/20/13	4.00%	$63,185	$(13,831)	$49,354
Argentina	Bank of America	859	5.00	(1)	6/20/13	4.00	20,818	(10,394)	10,424
Argentina	Bank of America	430	5.00	(1)	6/20/13	4.00	10,410	(5,352)	5,058
Argentina	Bank of America	437	5.00	(1)	6/20/13	4.00	10,597	(7,186)	3,411
Argentina	Bank of America	442	5.00	(1)	6/20/13	4.00	10,696	(7,493)	3,203
Argentina	Credit Suisse	435	5.00	(1)	6/20/13	4.00	10,539	(2,307)	8,232
Argentina	Credit Suisse	446	5.00	(1)	6/20/13	4.00	10,806	(3,955)	6,851
Argentina	Credit Suisse	442	5.00	(1)	6/20/13	4.00	10,708	(5,520)	5,188
Argentina	Credit Suisse	384	5.00	(1)	6/20/13	4.00	9,304	(4,796)	4,508
Argentina	Deutsche Bank	440	5.00	(1)	6/20/13	4.00	10,661	(5,110)	5,551
Argentina	Deutsche Bank	442	5.00	(1)	6/20/13	4.00	10,708	(5,520)	5,188
Argentina	Deutsche Bank	279	5.00	(1)	6/20/13	4.00	6,764	(3,485)	3,279
Argentina	Deutsche Bank	442	5.00	(1)	6/20/13	4.00	10,696	(7,493)	3,203
Iceland	JPMorgan Chase Bank	2,600	1.75		3/20/18	2.55	(110,054)	—	(110,054)
Iceland	JPMorgan Chase Bank	1,000	2.10		3/20/23	2.69	(44,714)	—	(44,714)
Iceland	JPMorgan Chase Bank	1,000	2.45		3/20/23	2.69	(16,176)	—	(16,176)
South Africa	Bank of America	200	1.00	(1)	12/20/15	1.15	(1,064)	1,416	352
South Africa	Bank of America	55	1.00	(1)	12/20/15	1.15	(293)	408	115
South Africa	Barclays Bank PLC	145	1.00	(1)	12/20/15	1.15	(771)	1,204	433
South Africa	Barclays Bank PLC	80	1.00	(1)	12/20/15	1.15	(426)	659	233
South Africa	Credit Suisse	200	1.00	(1)	12/20/15	1.15	(1,064)	1,664	600
South Africa	Credit Suisse	85	1.00	(1)	12/20/15	1.15	(452)	770	318
South Africa	Deutsche Bank	155	1.00	(1)	12/20/15	1.15	(825)	1,288	463

		Notional	Contract			Current		Upfront	Net Unrealized
Reference		Amount*	Annual		Termination	Market Annual	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
South Africa	Goldman Sachs, Inc.	$205	1.00	%(1)	12/20/15	1.15%	$(1,091)	$1,788	$697
South Africa	Goldman Sachs, Inc.	90	1.00	(1)	12/20/15	1.15	(479)	815	336

							$18,483	$(72,430)	$(53,947)

Credit Default Swaps — Buy Protection

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$2,200	0.44%		12/20/13	$3,323	$—	$3,323
Austria	Barclays Bank PLC	1,000	1.42		3/20/14	(24,386)	—	(24,386)
Brazil	Bank of America	1,000	1.00	(1)	6/20/20	34,288	(32,593)	1,695
Brazil	Bank of America	625	1.00	(1)	6/20/20	21,430	(25,703)	(4,273)
Brazil	Bank of America	680	1.00	(1)	12/20/20	25,723	(23,794)	1,929
Brazil	Bank of America	300	1.00	(1)	12/20/20	11,349	(10,268)	1,081
Brazil	Bank of America	100	1.00	(1)	12/20/20	3,783	(3,274)	509
Brazil	Barclays Bank PLC	2,300	1.65		9/20/19	(52,463)	—	(52,463)
Brazil	Barclays Bank PLC	630	1.00	(1)	12/20/20	23,832	(22,559)	1,273
Brazil	Citigroup Global Markets	100	1.00	(1)	12/20/20	3,783	(3,313)	470
Brazil	Credit Suisse	775	1.00	(1)	6/20/20	26,573	(37,662)	(11,089)
Brazil	Deutsche Bank	170	1.00	(1)	12/20/20	6,431	(6,282)	149
Brazil	HSBC Bank USA	775	1.00	(1)	6/20/20	26,574	(36,091)	(9,517)
Brazil	HSBC Bank USA	130	1.00	(1)	12/20/20	4,918	(4,307)	611
Brazil	Standard Chartered Bank	130	1.00	(1)	12/20/20	4,918	(4,307)	611
China	Bank of America	316	1.00	(1)	9/20/16	(2,335)	1,530	(805)
China	Barclays Bank PLC	863	1.00	(1)	9/20/16	(6,377)	4,599	(1,778)
China	Credit Suisse	500	1.00	(1)	9/20/16	(3,695)	2,424	(1,271)
China	Deutsche Bank	369	1.00	(1)	9/20/16	(2,727)	1,787	(940)
Colombia	Bank of America	410	1.00	(1)	9/20/21	17,148	(18,669)	(1,521)
Colombia	Goldman Sachs, Inc.	310	1.00	(1)	9/20/21	12,966	(13,868)	(902)
Colombia	HSBC Bank USA	900	1.00	(1)	9/20/21	37,641	(39,359)	(1,718)
Colombia	Morgan Stanley	460	1.00	(1)	9/20/21	19,239	(20,946)	(1,707)
Egypt	Bank of America	350	1.00	(1)	6/20/15	23,405	(16,869)	6,536
Egypt	Bank of America	1,400	1.00	(1)	9/20/15	104,116	(55,492)	48,624
Egypt	Barclays Bank PLC	105	1.00	(1)	6/20/15	7,022	(3,327)	3,695
Egypt	Citigroup Global Markets	300	1.00	(1)	6/20/20	52,080	(29,564)	22,516
Egypt	Citigroup Global Markets	300	1.00	(1)	6/20/20	52,077	(31,055)	21,022
Egypt	Deutsche Bank	650	1.00	(1)	6/20/15	43,468	(27,488)	15,980
Egypt	Deutsche Bank	210	1.00	(1)	6/20/15	14,043	(6,582)	7,461
Egypt	Deutsche Bank	300	1.00	(1)	6/20/15	20,062	(14,737)	5,325
Egypt	Deutsche Bank	200	1.00	(1)	6/20/15	13,374	(9,512)	3,862
Egypt	Deutsche Bank	350	1.00	(1)	6/20/20	60,761	(34,656)	26,105
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	52,080	(26,287)	25,793
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	52,081	(29,745)	22,336
Egypt	JPMorgan Chase Bank	350	1.00	(1)	6/20/15	23,405	(16,869)	6,536
Guatemala	Citigroup Global Markets	1,286	1.00	(1)	9/20/20	90,876	(90,261)	615
Italy	Credit Suisse	6,800	0.20		12/20/16	908,074	—	908,074
Lebanon	Barclays Bank PLC	500	1.00	(1)	12/20/14	37,570	(26,089)	11,481
Lebanon	Barclays Bank PLC	300	1.00	(1)	3/20/15	24,433	(15,406)	9,027
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	8,144	(5,227)	2,917
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	8,145	(5,979)	2,166
Lebanon	Citigroup Global Markets	1,200	3.30		9/20/14	(12,170)	—	(12,170)
Lebanon	Citigroup Global Markets	1,000	1.00	(1)	12/20/14	75,139	(52,965)	22,174
Lebanon	Citigroup Global Markets	500	1.00	(1)	12/20/14	37,570	(26,089)	11,481
Lebanon	Citigroup Global Markets	350	1.00	(1)	12/20/14	26,298	(17,895)	8,403
Lebanon	Citigroup Global Markets	300	1.00	(1)	3/20/15	24,433	(13,724)	10,709
Lebanon	Credit Suisse	800	1.00	(1)	3/20/15	65,154	(41,060)	24,094
Lebanon	Credit Suisse	200	1.00	(1)	3/20/15	16,289	(10,325)	5,964
Lebanon	Credit Suisse	100	1.00	(1)	6/20/15	8,776	(5,138)	3,638
Lebanon	Deutsche Bank	200	1.00	(1)	3/20/15	16,288	(9,531)	6,757
Lebanon	Deutsche Bank	100	1.00	(1)	6/20/15	8,776	(5,138)	3,638
Malaysia	Bank of America	800	0.83		12/20/14	(4,559)	—	(4,559)
Malaysia	Barclays Bank PLC	2,100	2.40		3/20/14	(107,843)	—	(107,843)

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	Received (Paid)	(Depreciation)
Malaysia	Barclays Bank PLC	$1,600	0.82%		12/20/14	$(8,563)	$—	$(8,563)
Malaysia	Citigroup Global Markets	2,000	2.45		3/20/14	(105,455)	—	(105,455)
Philippines	Barclays Bank PLC	1,000	1.70		12/20/14	(30,329)	—	(30,329)
Philippines	Barclays Bank PLC	1,500	1.84		12/20/14	(52,774)	—	(52,774)
Philippines	Barclays Bank PLC	1,100	1.85		12/20/14	(39,082)	—	(39,082)
Philippines	Barclays Bank PLC	655	1.00	(1)	3/20/15	(2,000)	(13,843)	(15,843)
Philippines	Citigroup Global Markets	800	1.84		12/20/14	(28,146)	—	(28,146)
Philippines	Citigroup Global Markets	1,100	1.86		12/20/14	(39,465)	—	(39,465)
Philippines	Credit Suisse	5,000	2.15		9/20/11	(25,388)	—	(25,388)
Philippines	JPMorgan Chase Bank	5,000	2.17		9/20/11	(25,647)	—	(25,647)
Philippines	JPMorgan Chase Bank	1,100	1.69		12/20/14	(32,981)	—	(32,981)
Philippines	JPMorgan Chase Bank	656	1.00	(1)	3/20/15	(2,003)	(13,864)	(15,867)
Russia	Bank of America	625	1.00	(1)	6/20/15	4,625	(26,796)	(22,171)
Russia	Citigroup Global Markets	600	1.00	(1)	6/20/15	4,439	(7,239)	(2,800)
Russia	Credit Suisse	700	1.00	(1)	3/20/15	3,428	(7,285)	(3,857)
Russia	Credit Suisse	600	1.00	(1)	6/20/15	4,439	(6,843)	(2,404)
Russia	Deutsche Bank	600	1.00	(1)	6/20/15	4,439	(6,843)	(2,404)
Russia	Goldman Sachs, Inc.	625	1.00	(1)	6/20/15	4,625	(26,796)	(22,171)
South Africa	Bank of America	1,200	1.00	(1)	12/20/19	46,366	(46,696)	(330)
South Africa	Bank of America	200	1.00	(1)	12/20/20	9,282	(7,234)	2,048
South Africa	Bank of America	55	1.00	(1)	12/20/20	2,553	(2,182)	371
South Africa	Barclays Bank PLC	1,200	1.00	(1)	12/20/19	46,366	(53,979)	(7,613)
South Africa	Barclays Bank PLC	500	1.00	(1)	3/20/20	20,310	(17,256)	3,054
South Africa	Barclays Bank PLC	145	1.00	(1)	12/20/20	6,729	(5,225)	1,504
South Africa	Barclays Bank PLC	80	1.00	(1)	12/20/20	3,713	(3,056)	657
South Africa	Citigroup Global Markets	655	1.00	(1)	12/20/19	25,308	(33,498)	(8,190)
South Africa	Citigroup Global Markets	200	1.00	(1)	3/20/20	8,125	(10,773)	(2,648)
South Africa	Citigroup Global Markets	400	1.00	(1)	3/20/20	16,249	(22,238)	(5,989)
South Africa	Credit Suisse	400	1.00	(1)	3/20/20	16,249	(15,140)	1,109
South Africa	Credit Suisse	200	1.00	(1)	3/20/20	8,124	(9,209)	(1,085)
South Africa	Credit Suisse	200	1.00	(1)	12/20/20	9,282	(7,691)	1,591
South Africa	Credit Suisse	85	1.00	(1)	12/20/20	3,945	(3,435)	510
South Africa	Deutsche Bank	155	1.00	(1)	12/20/20	7,194	(5,821)	1,373
South Africa	Goldman Sachs, Inc.	205	1.00	(1)	12/20/20	9,514	(7,854)	1,660
South Africa	Goldman Sachs, Inc.	90	1.00	(1)	12/20/20	4,177	(3,504)	673
South Africa	JPMorgan Chase Bank	310	1.00	(1)	12/20/19	11,978	(19,841)	(7,863)
South Africa	JPMorgan Chase Bank	600	1.00	(1)	12/20/19	23,184	(31,998)	(8,814)
South Africa	JPMorgan Chase Bank	300	1.00	(1)	3/20/20	12,186	(11,155)	1,031
South Africa	JPMorgan Chase Bank	400	1.00	(1)	3/20/20	16,248	(15,405)	843
South Africa	JPMorgan Chase Bank	200	1.00	(1)	3/20/20	8,125	(10,645)	(2,520)
Spain	Barclays Bank PLC	300	1.00	(1)	3/20/20	48,941	(3,111)	45,830
Spain	Barclays Bank PLC	1,080	1.00	(1)	12/20/20	184,269	(105,164)	79,105
Spain	Citigroup Global Markets	1,200	1.00	(1)	3/20/20	195,763	(28,414)	167,349
Spain	Citigroup Global Markets	1,200	1.00	(1)	3/20/20	195,762	(58,513)	137,249
Spain	Deutsche Bank	1,200	1.00	(1)	3/20/20	195,763	(26,831)	168,932
Spain	Deutsche Bank	1,200	1.00	(1)	3/20/20	195,762	(58,513)	137,249
Spain	Deutsche Bank	500	1.00	(1)	6/20/20	82,848	(31,481)	51,367
Spain	Deutsche Bank	845	1.00	(1)	12/20/20	144,173	(82,281)	61,892
Thailand	Barclays Bank PLC	1,900	0.97		9/20/19	66,088	—	66,088
Thailand	Citigroup Global Markets	1,600	0.86		12/20/14	4,483	—	4,483
Thailand	Citigroup Global Markets	900	0.95		9/20/19	32,603	—	32,603
Thailand	JPMorgan Chase Bank	800	0.87		12/20/14	1,966	—	1,966
Uruguay	Citigroup Global Markets	300	1.00	(1)	6/20/20	13,808	(20,351)	(6,543)
Uruguay	Deutsche Bank	600	1.00	(1)	6/20/20	27,615	(39,748)	(12,133)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank	470	1.00	(1)	3/20/15	166,388	(19,008)	147,380
Banco de Sabadell, S.A.	JPMorgan Chase Bank	470	3.00	(1)	3/20/15	86,724	(2,236)	84,488
Citibank Corp.	Bank of America	683	1.00	(1)	9/20/20	35,066	(39,499)	(4,433)
Citibank Corp.	JPMorgan Chase Bank	683	1.00	(1)	9/20/20	35,067	(41,808)	(6,741)
Erste Group Bank AG	Barclays Bank PLC	470	1.00	(1)	3/20/15	22,265	(24,257)	(1,992)
ING Verzekeringen N.V.	JPMorgan Chase Bank	470	1.00	(1)	3/20/15	19,409	(10,911)	8,498
OAO Gazprom	Bank of America	700	1.00	(1)	6/20/20	58,824	(85,761)	(26,937)
OAO Gazprom	Barclays Bank PLC	500	1.00	(1)	6/20/15	14,749	(25,770)	(11,021)
OAO Gazprom	Deutsche Bank	500	1.00	(1)	6/20/15	14,750	(25,935)	(11,185)
OAO Gazprom	Deutsche Bank	170	1.00	(1)	9/20/20	14,666	(18,595)	(3,929)
OAO Gazprom	Deutsche Bank	200	1.00	(1)	9/20/20	17,253	(22,572)	(5,319)

				Contract
		Notional		Annual				Upfront	Net Unrealized
Reference		Amount		Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)		Rate**		Date	Value	Received (Paid)	(Depreciation)
OAO Gazprom	Goldman Sachs, Inc.		$170	1.00	%(1)	9/20/20	$14,666	$(18,705)	$(4,039)
OAO Gazprom	Goldman Sachs, Inc.		310	1.00	(1)	9/20/20	26,743	(35,820)	(9,077)
Rabobank Nederland N.V.	JPMorgan Chase Bank		470	1.00	(1)	3/20/15	1,882	(318)	1,564
Raiffeisen Zentralbank	Barclays Bank PLC		470	1.00	(1)	3/20/15	23,476	(32,747)	(9,271)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	1,260	1.00	(1)	6/20/16	58,354	(35,659)	22,695
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	1,800	1.00	(1)	6/20/16	228,691	(175,650)	53,041

							$4,119,489	$(2,442,667)	$1,676,822

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2011, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $13,901,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Appreciation
Citigroup Global Markets	TRY	1,163	$729	3-month USD- LIBOR-BBA	8.23%	2/25/21	$40,578
Deutsche Bank	TRY	4,266	2,680	3-month USD- LIBOR-BBA	8.20	2/24/21	147,704

							$188,282

TRY	-	New Turkish Lira

The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At July 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Fund enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts to hedge the currency risks of investments it anticipates purchasing and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Forward Commodity Contracts	$—	$(485,358)
Commodity	Futures Contracts*	108,725	(26,030)
Commodity	Put Options Purchased	8,350	—

		$117,075	$(511,388)

Credit	Credit Default Swaps	$4,923,769	$(785,797)

		$4,923,769	$(785,797)

Foreign Exchange	Currency Options Purchased	$112,920	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,255,500	(2,781,998)

		$1,368,420	$(2,781,998)

Interest Rate	Cross-Currency Swaps	$188,282	$—
Interest Rate	Futures Contracts*	219,408	(327,889)
Interest Rate	Interest Rate Swaps	127,514	(85,829)

		$535,204	$(413,718)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$449,817,840

Gross unrealized appreciation	$22,850,748
Gross unrealized depreciation	(4,962,142)

Net unrealized appreciation	$17,888,606

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests	$—	$147,693,820	$333,715	$148,027,535
Collateralized Mortgage Obligations	—	18,932,880	—	18,932,880
Commercial Mortgage-Backed Securities	—	8,954,180	—	8,954,180
Mortgage Pass-Throughs	—	131,156,853	—	131,156,853
Asset-Backed Securities	—	369,030	—	369,030
Corporate Bonds & Notes	—	1,869,486	—	1,869,486
Foreign Corporate Bonds & Notes	—	2,818,429	—	2,818,429
Foreign Government Bonds	—	51,275,268	—	51,275,268
Common Stocks	4,913	1,002,861	3,625,386	4,633,160
Warrants	—	—	0	0
Precious Metals	7,428,407	—	—	7,428,407
Currency Options Purchased	—	112,920	—	112,920
Put Options Purchased	8,350	—	—	8,350
Short-Term Investments
Foreign Government Securities	—	67,864,608	—	67,864,608
U.S. Treasury Obligations	—	2,985,775	—	2,985,775
Repurchase Agreements	—	10,863,497	—	10,863,497
Other Securities	—	10,406,068	—	10,406,068

Total Investments	$7,441,670	$456,305,675	$3,959,101	$467,706,446

Forward Foreign Currency Exchange Contracts	$—	$1,255,500	$—	$1,255,500
Futures Contracts	328,133	—	—	328,133
Swaps Contracts	—	5,239,565	—	5,239,565

Total	$7,769,803	$462,800,740	$3,959,101	$474,529,644

Liability Description

Securities Sold Short	$—	$(10,219,650)	$—	$(10,219,650)
Forward Foreign Currency Exchange Contracts	—	(2,781,998)	—	(2,781,998)
Forward Commodity Contracts	—	(485,358)	—	(485,358)
Futures Contracts	(353,919)	—	—	(353,919)
Swaps Contracts	—	(871,626)	—	(871,626)

Total	$(353,919)	$(14,358,632)	$—	$(14,712,551)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investment in
	Senior
	Floating-Rate	Investment in	Investment in
	Interests	Common Stocks	Warrants	Total

Balance as of October 31, 2010	$504,027	$496,034	$—	$1,000,061
Realized gains (losses)	(460,328)	25,314	—	(435,014)
Change in net unrealized appreciation (depreciation)	311,801	1,982,682	—	2,294,483
Cost of purchases	66,651	144,983	0	211,634
Proceeds from sales	(88,490)	(65,851)	—	(154,341)
Accrued discount (premium)	54	—	—	54
Transfers to Level 3*	—	1,042,224	—	1,042,224
Transfers from Level 3*	—	—	—	—

Balance as of July 31, 2011	$333,715	$3,625,386	$0	$3,959,101

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2011	$(29,334)	$1,982,682	$—	$1,953,348

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of investments.

At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011